As Filed with the Securities and
Exchange Commission on July 28, 1997

                     Registration Statement No. 2-77712
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                 FORM N-4

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                    X
     Pre-Effective Amendment No.
     Post-Effective Amendment No.    23                   X
                                  and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
     Amendment No.   23                                   X
       (Check appropriate box or boxes).

                            SEPARATE ACCOUNT I
_________________________________________________________________
                        (Exact Name of Registrant)
             Investors Life Insurance Company of North America
_________________________________________________________________
                            (Name of Depositor)

                  701 Brazos Street, Austin, Texas  78701
_________________________________________________________________
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number:                512-404-5040

Roy F. Mitte, President
Investors Life Insurance Company of North America
701 Brazos Street, Austin, Texas  78701
_________________________________________________________________
                  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective July 31, 1997, pursuant to paragraph (b) of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule
24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on February 26, 1997.

The combined prospectuses contained herein also relate to Registration Statement No. 2-84850, pursuant to Rule 429. This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment
Company Act of 1940

The contents of Registrant's previously filed registration statement, Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 of the Investors Life Insurance Company of North America Separate Account I filed on April 25, 1997 (File Nos. 2-77712,2-84850 and 811-3470) is incorporated by reference herein in its entirety.

Post-Effective Amendment No. 22 includes, as part of the Statement of Additional Information, the representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940.
The following undertaking is added to Part C, Undertakings, so as to satisfy the technical requirement that said representation be included in Part C:

     Investors Life Insurance Company of North America hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Investors Life Insurance Company of North America.


                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant has caused this Post-Effective Amendment No. 23 to the Separate Account I Registration Statement to be duly signed on behalf of the Registrant in the City of Austin, and the State of Texas, on the 28th day of July, 1997.

                              INVESTORS LIFE INSURANCE COMPANY OF
                              NORTH AMERICA SEPARATE ACCOUNT I
ATTEST:                                 (Registrant)


                              By:   /s/ Roy F. Mitte
 /s/ Theodore A. Fleron            Chairman, President and Chief
                                   Executive Officer

ATTEST:                       INVESTORS LIFE INSURANCE COMPANY OF
                              NORTH AMERICA
                                        (Depositor)

                              By:   /s/ Roy F. Mitte
/s/ Theodore A. Fleron             Chairman, President and Chief
                                   Executive Officer

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the Registrant hereby certifies that this Post-Effective Amendment No. 23 meets all of the requirements for effectiveness pursuant to paragraph (b) of said
Rule 485.

Pursuant to the requirements of the Securities Act of 1933, this Separate Account I Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Roy . Mitte                 /s/ James M. Grace
Roy F. Mitte                       James M. Grace
Principal Executive Officer        Principal Financial Officer
Director                           Principal Accounting Officer
                                   Director

/s/ Eugene E. Payne             /s/ Theodore A. Fleron
Eugene E. Payne                    Theodore A. Fleron
Director                           Director

 /s/ Jeffrey H. Demgen          /s/ Steven P. Schmitt
Jeffrey H. Demgen                  Steven P. Schmitt
Director                           Director

 /s/ Dale E. Mitte
Dale E. Mitte
Director